22. OTHER LONG-TERM FINANCIAL LIABILITIES (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Longterm Financial Liabilities Details Abstract
Derivative liabilities (Note 27)	CAD 5,527	CAD 13,952
Security deposits	328	472
Satellite performance incentive payments	52,509	65,954
Other	467	874
Other long-term financial liabilities	CAD 58,831	CAD 81,252